Derivative Instruments and Hedging Activities - Additional Information (Detail) $ in Thousands, NOK in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Oct. 28, 2016 USD ($)	Oct. 28, 2016 NOK	Sep. 30, 2016 NOK	Dec. 31, 2015 USD ($) Agreement	Dec. 31, 2015 NOK Agreement
Derivative [Line Items]
Restricted cash - current and - long-term	$ 100,200		$ 100,200					$ 111,500
Unrealized (losses) gains on derivatives			4,476	$ 10,837
Interest Rate Swaption [Member]
Derivative [Line Items]
Number of interest rate derivatives held | Agreement								3	3
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value of derivative asset	1,400		1,400
Fair value of derivative liability	216,200		216,200
Restricted cash - current and - long-term	30,300		30,300
Toledo Spirit time-charter derivative [Member]
Derivative [Line Items]
Derivative fair value, net	800		800					$ (6,300)
Cross currency swap agreement [Member]
Derivative [Line Items]
Unrealized (losses) gains on derivatives	20,200	$ (31,000)	35,000	(49,800)
Realized losses on derivatives	$ (2,300)	$ (2,300)	$ (6,900)	$ (5,200)
Norwegian Kroner denominated bonds due May 2017 [Member]
Derivative [Line Items]
Face amount of debt | NOK									NOK 700
Norwegian Kroner denominated bonds due September 2018 [Member]
Derivative [Line Items]
Face amount of debt | NOK									900
Norwegian Kroner denominated bonds due May 2020 [Member]
Derivative [Line Items]
Face amount of debt | NOK									NOK 1,000
Unsecured Debt [Member]
Derivative [Line Items]
Senior unsecured bonds issued | NOK							NOK 2,600
Unsecured Debt [Member] | Subsequent Event [Member]
Derivative [Line Items]
Face amount of debt					$ 110,000	NOK 900